UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 36.0%
8,229,075	Goldman Sachs Structured International Equity Fund	$ 80,727,227
3,986,641	Goldman Sachs Structured Emerging Markets Equity Fund	35,680,435
2,092,903	Goldman Sachs Structured Large Cap Value Fund	27,040,301
1,048,587	Goldman Sachs Structured Large Cap Growth Fund	16,714,471
1,016,920	Goldman Sachs Structured Small Cap Equity Fund	15,508,031
823,677	Goldman Sachs Large Cap Value Fund	11,630,322
793,063	Goldman Sachs Structured International Small Cap Fund	7,153,424
571,351	Goldman Sachs Strategic Growth Fund	6,930,486
286,085	Goldman Sachs Real Estate Securities Fund	4,749,010
723,487	Goldman Sachs International Real Estate Securities Fund	4,738,840

		210,872,547

Fixed Income – 49.1%
13,154,376	Goldman Sachs Global Income Fund	173,374,679
2,989,069	Goldman Sachs Local Emerging Markets Debt Fund	29,023,861
3,575,513	Goldman Sachs High Yield Fund	26,530,305
2,144,396	Goldman Sachs Short Duration Government Fund	21,894,285
1,432,863	Goldman Sachs Emerging Markets Debt Fund	19,042,752
3,061,681	Goldman Sachs Commodity Strategy Fund	17,635,280

		287,501,162

Dynamic – 15.1%
7,884,091	Goldman Sachs Dynamic Allocation Fund	88,617,181

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$586,990,890

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(979,704)

NET ASSETS – 100.0%		$586,011,186

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$578,559,220

Gross unrealized gain	31,379,251
Gross unrealized loss	(22,947,581)

Net unrealized security gain	$8,431,670

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 97.2%
14,659,378	Goldman Sachs Structured International Equity Fund	$143,808,500
3,883,285	Goldman Sachs Structured Large Cap Value Fund	50,172,042
2,895,167	Goldman Sachs Structured Large Cap Growth Fund	46,148,955
4,365,842	Goldman Sachs Structured Emerging Markets Equity Fund	39,074,282
1,526,928	Goldman Sachs Large Cap Value Fund	21,560,229
1,599,312	Goldman Sachs Strategic Growth Fund	19,399,657
972,887	Goldman Sachs Structured Small Cap Equity Fund	14,836,533
1,260,457	Goldman Sachs Structured International Small Cap Fund	11,369,322
454,729	Goldman Sachs Real Estate Securities Fund	7,548,505
1,150,028	Goldman Sachs International Real Estate Securities Fund	7,532,681

		361,450,706

Fixed Income – 3.0%
1,947,187	Goldman Sachs Commodity Strategy Fund	11,215,798

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$372,666,504

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.1%
Repurchase Agreement – 0.1%
Joint Repurchase Agreement Account II
$200,000	0.223%	04/01/13	$ 200,000

TOTAL INVESTMENTS – 100.3%			$372,866,504

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(932,288)

NET ASSETS – 100.0%			$371,934,216

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$372,093,226

Gross unrealized gain	67,028,740
Gross unrealized loss	(66,255,462)

Net unrealized security gain	$773,278

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 56.4%
23,278,233	Goldman Sachs Structured International Equity Fund	$ 228,359,462
9,885,779	Goldman Sachs Structured Emerging Markets Equity Fund	88,477,721
5,842,046	Goldman Sachs Structured Large Cap Value Fund	75,479,238
3,799,678	Goldman Sachs Structured Large Cap Growth Fund	60,566,871
2,411,271	Goldman Sachs Structured Small Cap Equity Fund	36,771,882
2,299,087	Goldman Sachs Large Cap Value Fund	32,463,111
2,089,969	Goldman Sachs Strategic Growth Fund	25,351,322
2,132,825	Goldman Sachs Structured International Small Cap Fund	19,238,084
769,455	Goldman Sachs Real Estate Securities Fund	12,772,946
1,945,976	Goldman Sachs International Real Estate Securities Fund	12,746,141

		592,226,778

Fixed Income – 28.7%
8,530,689	Goldman Sachs Global Income Fund	112,434,478
4,951,791	Goldman Sachs Short Duration Government Fund	50,557,789
4,289,016	Goldman Sachs Local Emerging Markets Debt Fund	41,646,341
4,986,991	Goldman Sachs High Yield Fund	37,003,476
5,490,699	Goldman Sachs Commodity Strategy Fund	31,626,425
2,068,879	Goldman Sachs Emerging Markets Debt Fund	27,495,403

		300,763,912

Dynamic – 15.1%
14,138,068	Goldman Sachs Dynamic Allocation Fund	158,911,882

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%		$1,051,902,572

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$200,000	0.223%	04/01/13	$ 200,000

TOTAL INVESTMENTS – 100.2%			$1,052,102,572

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(2,569,797)

NET ASSETS – 100.0%			$1,049,532,775

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,029,038,878

Gross unrealized gain	111,759,075
Gross unrealized loss	(88,695,381)

Net unrealized security gain	$23,063,694

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 76.5%
26,938,808	Goldman Sachs Structured International Equity Fund	$264,269,702
10,269,017	Goldman Sachs Structured Emerging Markets Equity Fund	91,907,702
6,703,614	Goldman Sachs Structured Large Cap Value Fund	86,610,690
4,818,572	Goldman Sachs Structured Large Cap Growth Fund	76,808,044
2,631,155	Goldman Sachs Large Cap Value Fund	37,151,904
2,316,995	Goldman Sachs Structured Small Cap Equity Fund	35,334,166
2,663,224	Goldman Sachs Strategic Growth Fund	32,304,910
2,390,393	Goldman Sachs Structured International Small Cap Fund	21,561,348
864,478	Goldman Sachs Real Estate Securities Fund	14,350,336
2,180,806	Goldman Sachs International Real Estate Securities Fund	14,284,277

		674,583,079

Fixed Income – 8.6%
2,606,152	Goldman Sachs Short Duration Government Fund	26,608,813
4,615,676	Goldman Sachs Commodity Strategy Fund	26,586,295
2,994,595	Goldman Sachs High Yield Fund	22,219,891

		75,414,999

Dynamic – 15.2%
11,885,083	Goldman Sachs Dynamic Allocation Fund	133,588,337

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%		$883,586,415

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,390,741)

NET ASSETS – 100.0%		$881,195,674

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$862,112,674

Gross unrealized gain	123,334,191
Gross unrealized loss	(101,860,450)

Net unrealized security gain	$21,473,741

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.9%
Equity – 20.4%
585,259	Goldman Sachs International Real Estate Securities Fund	$ 3,833,449
213,297	Goldman Sachs Real Estate Securities Fund	3,540,726

		7,374,175

Fixed Income – 79.5%
1,228,227	Goldman Sachs High Yield Fund	9,113,447
605,063	Goldman Sachs Emerging Markets Debt Fund	8,041,282
707,830	Goldman Sachs High Yield Floating Rate Fund	7,170,313
445,452	Goldman Sachs Local Emerging Markets Debt Fund	4,325,337

		28,650,379

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 99.9%		$36,024,554

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$100,000	0.223%	04/01/13	$ 100,000

TOTAL INVESTMENTS – 100.2%			$36,124,554

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(73,376)

NET ASSETS – 100.0%			$36,051,178

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$35,814,233

Gross unrealized gain	1,164,465
Gross unrealized loss	(854,144)

Net unrealized security gain	$310,321

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.0%
Equity – 31.5%
7,179,346	Goldman Sachs Real Estate Securities Fund	$ 119,177,136
17,313,590	Goldman Sachs International Real Estate Securities Fund	113,404,013
7,388,791	Goldman Sachs Structured International Small Cap Fund	66,646,898
6,460,747	Goldman Sachs Structured Emerging Markets Equity Fund	57,823,683
2,880,214	Goldman Sachs Emerging Markets Equity Fund	46,774,676
2,560,518	Goldman Sachs International Small Cap Fund	43,810,471

		447,636,877

Fixed Income – 68.5%
34,880,133	Goldman Sachs High Yield Fund	258,810,589
18,506,312	Goldman Sachs Emerging Markets Debt Fund	245,948,890
17,802,566	Goldman Sachs Local Emerging Markets Debt Fund	172,862,917
16,921,762	Goldman Sachs High Yield Floating Rate Fund	171,417,448
21,598,801	Goldman Sachs Commodity Strategy Fund	124,409,095

		973,448,939

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.0%		$1,421,085,816

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(404,726)

NET ASSETS – 100.0%		$1,420,681,090

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2013, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,369,007,689

Gross unrealized gain	104,480,060
Gross unrealized loss	(52,401,933)

Net unrealized security gain	$52,078,127

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.	Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.

The Underlying Funds may invest in debt securities which, if market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system,or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.	Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

B.	Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C.	Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of March 31, 2013:

	BALANCED STRATEGY			EQUITY GROWTH STRATEGY			GROWTH AND INCOME STRATEGY
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$210,872,547	$—	$—	$361,450,706	$—	$—	$592,226,778	$—	$—
Fixed Income Underlying Funds	287,501,162	—	—	11,215,798	—	—	300,763,912	—	—
Dynamic Underlying Funds	88,617,181	—	—	—	—	—	158,911,882	—	—
Short-term Investments	—	—	—	—	200,000	—	—	200,000	—
Total	$586,990,890	$—	$—	$372,666,504	$200,000	$—	$1,051,902,572	$200,000	$—

	GROWTH STRATEGY			INCOME STRATEGIES			SATELLITE STRATEGIES
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$674,583,079	$—	$—	$7,374,175	$—	$—	$447,636,877	$—	$—
Fixed Income Underlying Funds	75,414,999	—	—	28,650,379	—	—	973,448,939	—	—
Dynamic Underlying Funds	133,588,337	—	—	—	—	—	—	—	—
Short-term Investments	—	—	—	—	100,000	—	—	—	—
Total	$883,586,415	$—	$—	$36,024,554	$100,000	$—	$1,421,085,816	$—	$—

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2013, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Equity Growth Strategy	$200,000	$200,005	$204,813
Growth and Income Strategies	200,000	200,005	204,813
Income Strategy	100,000	100,002	102,407

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At March 31, 2013, the Principal Amounts of certain Portfolios’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Equity Growth Strategy	Growth and Income Strategy	Income Strategy
BNP Paribas Securities Co.	0.150%	$10,470	$10,470	$5,235
BNP Paribas Securities Co.	0.230	80,268	80,268	40,134
Credit Suisse Securities LLC	0.170	3,490	3,490	1,745
Deutsche Bank Securities, Inc.	0.250	24,807	24,807	12,403
JPMorgan Securities LLC	0.200	30,711	30,711	15,356
Wells Fargo Securities LLC	0.230	50,254	50,254	25,127
TOTAL		$200,000	$200,000	$100,000

At March 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500 to 5.000%	03/01/23 to 03/01/43
Federal National Mortgage Association	2.500 to 7.000	03/01/20 to 03/01/43
Government National Mortgage Association	2.500 to 5.000	11/15/26 to 03/20/43
U.S. Treasury Notes	1.250 to 3.000	02/15/14 to 09/30/16

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.

Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 30, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date May 30, 2013

*	Print the name and title of each signing officer under his or her signature.